Employee benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [Line Items]
Fair value of plan assets at the beginning of the year	$ 8,754	$ 8,404	$ 8,751
Actual return (loss) in plan assets	4,642	741	133
Benefits paid	(508)	(391)	(480)
Fair value of plan assets at the end of the year	12,888	8,754	8,404
Financing status	3,025	(832)	(253)
Net actuarial loss at the beginning of the year	(3,634)	(3,022)	(2,614)
Amortization during the year	326	242	160
Net estimated gain or loss occurred during the year	3,500	(854)	(568)
Adjustment to recognize the minimum pension obligation	$ 192	$ (3,634)	$ (3,022)